UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

777 East Wisconsin Avenue, 10th Floor

Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

(a)

FRC Founders Index FundSM
FNDRX

ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2021

TABLE OF CONTENTS

Annual Letter	1
Performance Summary	3
Expense Example	5
Allocation of Portfolio Holdings	6
Schedule of Investments	7
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	30
Additional Information	31
Trustees and Officer Information	34
Privacy Notice	36

FRC Founders Index FundSM Management Discussion of Fund Performance (Unaudited)

Market Recap: From September 30, 2020 through September 30, 2021, the FRC Founders Index FundSM (“Fund”) gained 40.62%, vs 31.88% for the Russell 3000 Index, a broad-based U.S. equity market index. The positive return represents a significant recovery from the COVID-19 pandemic. However, U.S. equity markets demonstrated volatility due to several economic hardships that included supply chain headwinds and episodic spikes in COVID-19 variants. A robust vaccine distribution effort and strong policy support served as a tailwind over the 12-month period and led to broad-based market gains despite the reopening-related market turmoil.

During the reporting period the top three performing sectors in the Russell 3000 were Energy, Financials and Communication Services, which gained 88.99%, 60,07% and 37.40%, respectively. The weakest performing sectors were Utilities, Consumer Staples and Health Care which returned 11.69%, 12.27% and 22.24%, respectively.

Comments from Portfolio Management Team: The Fund seeks to provide investment results that correspond generally to the total return, before fees and expenses, of the First Republic Founders IndexSM (“Underlying Index” or “Index”). As of September 30, 2020, the Fund held a basket of 542 individual public equity securities, each satisfying the definition of a founder-led or -influenced company and the liquidity and market capitalization requirements maintained by the Underlying Index. The Underlying Index is intended to give investors in the Fund a means of tracking the performance of an equal-weighted basket of founder-led or -influenced publicly-traded companies.

For the period beginning on September 30, 2020, through September 30, 2021, the Fund increased 40.62% while the Underlying Index increased 41.44%. Differences in performance between the Fund and the Underlying Index, the primary benchmark for the Fund, are primarily attributable to timing of trading activities and overall Fund expenses. The Fund had a net asset value of $15.77 on September 30, 2020 and ended the reporting period with a net asset value of $21.72.

During the reporting period the highest returns in the Fund by sector came from holdings in Energy, Materials, and Financials which returned 173.55%, 93.99% and 60.69%, respectively. The worst performing sectors were Utilities, Health Care, and Consumer Staples which returned 8.32%, 20.04% and 27.25%, respectively.

During the reporting period the top individual stock performers were 3D Systems Corp, Moderna, Inc, and Matador Resources, which returned 461.51%, 443.97% and 361.86%, respectively. The worst performing individual stocks within the Fund during the reporting period were Apartment Investment & Management Co, Black Diamond Therapeutics, and ChemoCentryx, Inc, which returned -80.82%, -72.01% and -68.80%, respectively.

To compare the relative performance of founder-led or -influenced companies versus the broader equity market, the portfolio management team considers performance of the Fund vs secondary benchmarks, including the broad-based, market capitalization-weighted Russell 3000 Index and the Russell 1000 Equal Weight Index. During the reporting period the Fund returned 40.62% vs a 31.88% return for the Russell 3000 and a 41.33% return for the Russell 1000 Equal Weight Index.

During the quarter the Fund maintained broad diversification across sector and industry classifications with the three largest sectors - Information Technology, Health Care and Financials - accounting for 27.17%, 25.52% and 11.30% of total average Fund assets, respectively. Fund holdings, reflecting the Underlying Index weightings of founder-influenced companies, maintained a bias toward small- and mid-capitalization (“SMID”) companies, defined as companies with a market capitalization below $10bn. SMID holdings accounted for approximately 69.14% of total Fund assets on 9/30/21 vs 11.32% in the Russell 3000. As an equal-weighted fund of securities, no single stock accounted for more than 0.38% of total average assets.

Past performance does not guarantee future results.

First Republic Founders Index: The First Republic Founders Index is a rules-based, equal-weighted index intended to track fundamental aspects of founder-influenced companies, including the ability to move quickly and innovate, commitment to client satisfaction and culture, and long-term view of the business. The Index is designed to capture the characteristics of founder-influenced success across over 3000 U.S. Equities. The Index was launched on October 7, 2019 and is administered by IHS Markit.

Russell 3000 (Russell 3000 Index): A market-capitalization-weighted equity index that provides exposure to the entire U.S. stock market. The index, which is maintained by FTSE Russell, tracks the performance of the 3,000 largest U.S.-traded stocks.

Russell 1000 EW (Russell 1000 Equal Weight Index): An equal-weighted index of 1000 large market capitalization U.S. companies.

S&P 500 Index is a market capitalization-weighted index of 500 large capitalization U.S. companies.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of fund holdings.

Investing involves risk, and principal loss is possible. Companies led by their founders involve risks related to ownership and management of the company, including entrenchment issues in which the founder uses his or her position in the company to further his or her personal gain or ambitions, which may negatively affect shareholders. The Fund is not actively managed and the Fund’s adviser will not sell a security due to current or projected performance of a security, industry or sector, unless that security is removed from the Index or the selling of that security is otherwise required upon a reconstitution of the Index in accordance with the index methodology. The performance of the Fund may diverge from that of the Index and may experience tracking error. The Fund’s investments may be concentrated in an industry or group of industries to the extent the Index is so concentrated which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. Investing in small- and mid-cap companies involves additional risks such as limited liquidity and greater volatility. The Fund may invest in foreign securities which involves political, economic and currency risks, differences in accounting methods and greater volatility. These risks are greater in emerging markets.

FRC Founders Index FundSM Performance Summary (Unaudited) September 30, 2021

Comparison of a Hypothetical $10,000 Investment in
the FRC Founders Index Fund;
and First Republic Founders Index; Russell 3000 Index;
Russell 1000 Equal Weight Index and S&P 500 Index

Investment Returns For the periods ended September 30, 2021
	1 year	Since Inception**
FRC Founders Index Fund*
With Sales Charges+	39.21%	38.29%
Without Sales Charges	40.62%	39.46%
First Republic Founders Index	41.44%	40.30%
Russell 3000 Index	31.88%	31.94%
Russell 1000 Equal Weight Index	41.33%	35.45%
S&P 500 Index	30.00%	30.13%

*	Commencement of operations on July 28, 2020.
**	Average annualized returns.
+	The Fund has a maximum initial sales charge of 1.00%.

As of the prospectus dated January 31, 2021, the gross and net annual fund operating expense ratios are 0.76% and 0.50%, respectively. First Republic Investment Management, Inc. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses

FRC Founders Index FundSM Performance Summary (Unaudited) (Continued) September 30, 2021

(excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.50% of average daily net assets of the Fund shares (the “Expense Cap”). The Expense Cap will remain in effect through January 31, 2022.

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, call 1-888-928-0298.

FRC Founders Index FundSM Expense Example (Unaudited) September 30, 2021

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Actual Fund Return	$ 1,000.00	$ 1,025.00	$ 2.54
Hypothetical 5% Return	1,000.00	1,022.56	2.54

(1)

Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

FRC Founders Index FundSM Allocation of Portfolio Holdings (Unaudited) September 30, 2021
(Calculated as a percentage of Total Investments)

FRC Founders Index FundSM Schedule of Investments September 30, 2021

Security Description	Shares	Value
Common Stocks — 99.8%
Communication Services — 5.3%
Alphabet, Inc. - Class A*	85	$227,249
Alphabet, Inc. - Class C*	82	218,555
Bandwidth, Inc. - Class A*	1,687	152,302
Cardlytics, Inc.*	1,742	146,223
Cargurus, Inc.*	8,103	254,515
Cars.com, Inc.*	16,632	210,395
Cinemark Holdings, Inc.*	13,246	254,456
Cogent Communications Holdings, Inc.	2,775	196,581
DISH Network Corp. - Class A*	5,380	233,815
Eventbrite, Inc. - Class A*	12,896	243,863
EverQuote, Inc. - Class A*	7,247	135,012
Facebook, Inc. - Class A*	623	211,440
fuboTV, Inc.*	8,358	200,258
Mediaalpha, Inc. - Class A*	6,562	122,578
Netflix, Inc.*	395	241,084
Nexstar Media Group, Inc. - Class A	1,493	226,876
Pinterest, Inc. - Class A*	3,066	156,213
Playtika Holding Corp.*	9,434	260,661
QuinStreet, Inc.*	12,009	210,878
Roku, Inc.*	529	165,762
Skillz, Inc.*	14,053	138,000
Spotify Technology SA*	866	195,144
TechTarget, Inc.*	3,003	247,507
TripAdvisor, Inc.*	5,927	200,628
Twitter, Inc.*	3,154	190,470
United States Cellular Corp.*	5,937	189,331
World Wrestling Entertainment, Inc. - Class A	4,172	234,717
Yelp, Inc.*	5,705	212,454
Zillow Group, Inc. - Class A*	2,020	178,932
Zillow Group, Inc. - Class C*	2,048	180,511
Zynga, Inc. - Class A*	20,887	157,279
Total Communication Services		6,193,689

Consumer Discretionary — 8.2%
1-800-Flowers.com, Inc. - Class A*	7,371	224,885
2U, Inc.*	5,045	169,361
Accel Entertainment, Inc.*	18,852	228,863
Amazon.com, Inc.*	59	193,817
Boyd Gaming Corp.*	3,912	247,473
CarMax, Inc.*	1,636	209,343
Carvana Co.*	690	208,063
Century Communities, Inc.	3,575	219,684
Cheesecake Factory, Inc./The*	4,197	197,259
Coursera, Inc.*	5,533	175,120
DR Horton, Inc.	2,467	207,154
DoorDash, Inc. - Class A*	1,283	264,272
Dorman Products, Inc.*	2,038	192,938
DraftKings, Inc. - Class A*	4,790	230,686

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Consumer Discretionary — 8.2% (Continued)
Fisker, Inc.*	13,817	$202,419
Five Below, Inc.*	1,157	204,569
GoPro, Inc. - Class A*	21,176	198,207
Green Brick Partners, Inc.*	10,053	206,288
GrowGeneration Corp.*	5,396	133,119
iRobot Corp.*	2,468	193,738
LGI Homes, Inc.*	1,370	194,417
Lithia Motors, Inc.	615	194,980
Lovesac Co./The*	3,386	223,781
MDC Holdings, Inc.	4,492	209,866
Meritage Homes Corp.*	2,395	232,315
Peloton Interactive, Inc. - Class A*	1,931	168,094
Porch Group, Inc.*	12,462	220,328
QuantumScape Corp.*	9,068	222,525
Quotient Technology, Inc.*	20,666	120,276
Ralph Lauren Corp.	1,925	213,752
Revolve Group, Inc.*	3,327	205,509
Shake Shack, Inc. - Class A*	2,308	181,086
Shutterstock, Inc.	2,182	247,264
Skechers USA, Inc. - Class A*	4,417	186,044
Sonic Automotive, Inc. - Class A	4,492	236,010
Stitch Fix, Inc. - Class A*	3,915	156,404
Tempur Sealy International, Inc.	5,501	255,301
Tesla, Inc.*	330	255,908
RealReal Inc/The*	12,698	167,360
Under Armour, Inc. - Class A*	10,693	215,785
Under Armour, Inc. - Class C*	12,077	211,589
Urban Outfitters, Inc.*	5,661	168,075
Vuzix Corp.*	14,548	152,172
Wayfair, Inc. - Class A*	749	191,377
XL Fleet Corp.*	31,346	193,091
XPEL, Inc.*	2,550	193,443
Zumiez, Inc.*	4,937	196,295
Total Consumer Discretionary		9,520,305

Consumer Staples — 2.9%
AppHarvest, Inc.*	16,391	106,869
Beyond Meat, Inc.*	1,663	175,047
Boston Beer Co., Inc./The - Class A*	231	117,752
Central Garden & Pet Co.*	4,198	201,504
Central Garden & Pet Co. - Class A*	4,700	202,100
Chefs’ Warehouse, Inc./The*	7,655	249,323
Coty, Inc. - Class A*	25,026	196,704
Freshpet, Inc.*	1,399	199,623
Inter Parfums, Inc.	3,074	229,840
J & J Snack Foods Corp.	1,276	194,998
Mission Produce, Inc.*	10,927	200,838
National Beverage Corp.	4,859	255,049
Nu Skin Enterprises, Inc. - Class A	3,987	161,354

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Consumer Staples — 2.9% (Continued)
PriceSmart, Inc.	2,438	$189,067
Tattooed Chef, Inc.*	10,672	196,685
United Natural Foods, Inc.*	6,442	311,922
USANA Health Sciences, Inc.*	2,149	198,138
Total Consumer Staples		3,386,813

Energy — 2.7%
Antero Resources Corp.*	15,272	287,266
Brigham Minerals, Inc. - Class A	10,995	210,664
Clean Energy Fuels Corp.*	28,068	228,754
Continental Resources, Inc./OK	6,064	279,854
Extraction Oil & Gas, Inc.*	4,449	251,146
Gevo, Inc.*	35,847	238,024
Kinder Morgan, Inc.	12,023	201,145
Matador Resources Co.	6,593	250,798
New Fortress Energy, Inc.	6,799	188,672
Oasis Petroleum, Inc.	2,363	234,929
Pioneer Natural Resources Co	1,458	242,772
Scorpio Tankers, Inc.	12,242	226,967
Talos Energy, Inc.*	17,042	234,668
Total Energy		3,075,659

Financials — 11.3%
Aflac, Inc.	4,007	208,885
American Financial Group, Inc./OH*	1,711	215,295
AMERISAFE, Inc.	3,685	206,950
Apollo Global Management, Inc.	3,612	222,463
Ares Management Corp. - Class A	3,411	251,834
Athene Holding Ltd. - Class A*	3,295	226,927
BankUnited, Inc.*	5,280	220,810
W R Berkley Corp.	2,808	205,489
BlackRock, Inc.	244	204,633
Blackstone, Inc.	2,095	243,732
BRP Group, Inc. - Class A*	8,133	270,748
Capital One Financial Corp.	1,339	216,878
Carlyle Group, Inc./The	4,720	223,162
Cohen & Steers, Inc.	2,706	226,682
Enstar Group Ltd.*	849	199,286
Essent Group Ltd.	4,836	212,832
Evercore, Inc. - Class A	1,615	215,877
Fidelity National Financial, Inc.	4,885	221,486
First Foundation, Inc.	9,535	250,771
Focus Financial Partners, Inc. - Class A*	4,229	221,473
GoHealth, Inc. - Class A*	21,387	107,577
Goosehead Insurance, Inc. - Class A	1,887	287,371
Home BancShares, Inc./AR	9,220	216,947
Independent Bank Group, Inc.	2,947	209,355
Interactive Brokers Group, Inc. - Class A	3,362	209,587
Intercontinental Exchange, Inc.	1,820	208,972

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Financials — 11.3% (Continued)
Kinsale Capital Group, Inc.	1,242	$200,831
KKR & Co, Inc.	3,651	222,273
Ladder Capital Corp.	19,258	212,801
Lemonade, Inc.*	2,471	165,582
LendingTree, Inc.*	1,141	159,546
Live Oak Bancshares, Inc.	3,592	228,559
MarketAxess Holdings, Inc.	472	198,566
Merchants Bancorp/IN	5,402	213,217
Mercury General Corp.	3,462	192,730
MetroMile, Inc.*	29,017	103,010
Moelis & Co. - Class A	3,926	242,902
Morningstar, Inc.	869	225,097
Nelnet, Inc. - Class A	2,874	227,736
Open Lending Corp. - Class A*	5,382	194,129
Palomar Holdings, Inc.*	3,024	244,430
Pinnacle Financial Partners, Inc.	2,419	227,580
PRA Group, Inc.*	5,598	235,900
Preferred Bank/Los Angeles CA*	3,511	234,113
Redwood Trust, Inc.	18,243	235,152
Rocket Cos, Inc. - Class A	12,145	194,806
Charles Schwab Corp./The	3,044	221,725
SEI Investments Co.	3,477	206,186
ServisFirst Bancshares, Inc.	3,188	248,026
Signature Bank/New York NY	863	234,978
StepStone Group, Inc. - Class A	5,574	237,675
Tradeweb Markets, Inc. - Class A	2,506	202,435
Triumph Bancorp, Inc.*	2,903	290,677
Trupanion, Inc.*	2,053	159,457
Upstart Holdings, Inc.*	1,899	600,920
Veritex Holdings, Inc.	6,387	251,392
Virtu Financial, Inc. - Class A	8,227	200,986
Wintrust Financial Corp.	2,881	231,546
WisdomTree Investments, Inc.	34,029	192,944
Total Financials		13,143,929

Health Care — 29.9%
10X Genomics, Inc. - Class A*	1,263	183,868
Aclaris Therapeutics, Inc.*	14,201	255,618
Adaptive Biotechnologies Corp.*	6,095	207,169
Aerie Pharmaceuticals, Inc.*	14,034	159,988
Akero Therapeutics, Inc.*	9,720	217,242
Alector, Inc.*	6,429	146,710
Allogene Therapeutics, Inc.*	9,607	246,900
Allovir, Inc.*	12,412	311,045
Alnylam Pharmaceuticals, Inc.*	1,249	235,824
ALX Oncology Holdings, Inc.*	4,089	302,014
American Well Corp. - Class A*	19,827	180,624
Amicus Therapeutics, Inc.*	23,518	224,597
Amphastar Pharmaceuticals, Inc.*	10,725	203,882

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Health Care — 29.9% (Continued)
Anavex Life Sciences Corp.*	9,690	$173,936
Apellis Pharmaceuticals, Inc.*	3,428	112,987
Applied Molecular Transport, Inc.*	5,649	146,140
Applied Therapeutics, Inc.*	11,034	183,164
Arcus Biosciences, Inc.*	7,513	261,978
Arcutis Biotherapeutics, Inc.*	8,630	206,171
Atea Pharmaceuticals, Inc.*	9,756	342,045
Avidity Biosciences, Inc.*	9,586	236,103
Axonics, Inc.*	3,597	234,129
Axsome Therapeutics, Inc.*	3,782	124,655
Berkeley Lights, Inc.*	5,029	98,367
BioAtla, Inc.*	5,682	167,278
BioLife Solutions, Inc.*	4,931	208,680
Bioxcel Therapeutics, Inc.*	8,024	243,528
Black Diamond Therapeutics, Inc.*	21,387	180,934
Blueprint Medicines Corp.*	2,642	271,624
Bridgebio Pharma, Inc.*	3,619	169,623
Butterfly Network, Inc.*	20,030	209,113
C4 Therapeutics, Inc.*	5,754	257,089
Cara Therapeutics, Inc.*	16,594	256,377
Cassava Sciences, Inc.	2,605	161,718
Castle Biosciences, Inc.*	3,306	219,849
Celldex Therapeutics, Inc.*	4,896	264,335
Cerus Corp.*	44,827	272,996
ChemoCentryx, Inc.*	13,862	237,040
Coherus Biosciences, Inc.*	16,354	262,809
Corcept Therapeutics, Inc.*	10,546	207,545
Cortexyme, Inc.*	4,129	378,464
CorVel Corp.*	1,577	293,669
Cue Biopharma, Inc.*	21,072	307,019
Cullinan Oncology, Inc.*	8,033	181,305
Danaher Corp.	764	232,592
Deciphera Pharmaceuticals, Inc.*	6,362	216,181
Denali Therapeutics, Inc.*	3,344	168,705
Design Therapeutics, Inc.*	12,009	176,412
Dicerna Pharmaceuticals, Inc.*	5,832	117,573
Dyne Therapeutics, Inc.*	11,361	184,503
Eagle Pharmaceuticals, Inc./DE*	4,567	254,747
Eargo, Inc.*	6,170	41,524
Edgewise Therapeutics, Inc.*	9,950	165,170
Emergent BioSolutions, Inc.*	3,553	177,899
Ensign Group, Inc./The	2,477	185,503
Evolent Health, Inc. - Class A*	9,646	299,026
Exelixis, Inc.*	12,333	260,720
Fate Therapeutics, Inc.*	2,800	165,956
FibroGen, Inc.*	8,644	88,342
Frequency Therapeutics, Inc.*	27,077	191,164
Generation Bio Co.*	10,736	269,152
Globus Medical, Inc. - Class A*	2,716	208,100

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Health Care — 29.9% (Continued)
Gossamer Bio, Inc.*	29,334	$368,728
Guardant Health, Inc.*	1,890	236,269
HealthStream, Inc.*	7,561	216,093
Hologic, Inc.*	3,141	231,837
ImmunityBio, Inc.*	19,189	186,901
Inhibrx, Inc.*	8,528	284,068
Inogen, Inc.*	3,236	139,439
Inspire Medical Systems, Inc.*	1,232	286,908
Intra-Cellular Therapies, Inc.*	5,724	213,391
Invitae Corp.*	7,639	217,177
Ionis Pharmaceuticals, Inc.*	6,020	201,911
Jazz Pharmaceuticals PLC*	1,203	156,643
Karuna Therapeutics, Inc.*	1,903	232,794
Karyopharm Therapeutics, Inc.*	23,365	135,984
Kiniksa Pharmaceuticals Ltd. - Class A*	15,882	180,896
Kinnate Biopharma, Inc.*	10,191	234,597
Kodiak Sciences, Inc.*	2,452	235,343
Krystal Biotech, Inc.*	3,438	179,498
Kura Oncology, Inc.*	11,670	218,579
Kymera Therapeutics, Inc.*	4,462	262,098
LHC Group, Inc.*	1,056	165,697
MacroGenics, Inc.*	8,707	182,325
Madrigal Pharmaceuticals, Inc.*	2,270	181,123
Maravai LifeSciences Holdings, Inc. - Class A*	5,766	282,995
Masimo Corp.*	807	218,463
Medpace Holdings, Inc.*	1,179	223,161
Merit Medical Systems, Inc.*	3,581	257,116
Moderna, Inc.*	827	318,279
Morphic Holding, Inc.*	3,726	211,041
Natera, Inc.*	1,909	212,739
National Research Corp.	4,316	182,006
Neoleukin Therapeutics, Inc.*	25,685	185,703
Neurocrine Biosciences, Inc.*	2,290	219,634
NextGen Healthcare, Inc. *	13,125	185,063
NGM Biopharmaceuticals, Inc.*	10,259	215,644
Nkarta, Inc.*	7,162	199,175
Nuvation Bio, Inc.*	25,351	251,989
Oak Street Health, Inc.*	3,867	164,464
Ocugen, Inc.*	33,762	242,411
Olema Pharmaceuticals, Inc.*	8,623	237,650
Omeros Corp.*	15,526	214,104
Omnicell, Inc.*	1,423	211,216
ORIC Pharmaceuticals, Inc.*	11,097	232,038
Pacific Biosciences of California, Inc.*	7,953	203,199
Passage Bio, Inc.*	18,274	182,009
Penumbra, Inc.*	856	228,124
Personalis, Inc.*	10,225	196,729
PetIQ, Inc.*	5,778	144,277
Phathom Pharmaceuticals, Inc.*	6,273	201,363

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Health Care — 29.9% (Continued)
Phreesia, Inc.*	3,399	$209,718
PMV Pharmaceuticals, Inc.*	6,621	197,306
Precigen, Inc.*	37,870	188,971
Prelude Therapeutics, Inc.*	7,663	239,469
Protagonist Therapeutics, Inc.*	4,851	85,960
Provention Bio, Inc.*	34,246	219,174
PTC Therapeutics, Inc.*	4,996	185,901
QIAGEN NV*	4,481	231,578
Quanterix Corp.*	4,100	204,139
RadNet, Inc.*	6,540	191,687
Reata Pharmaceuticals, Inc. - Class A*	1,669	167,918
Recursion Pharmaceuticals, Inc. - Class A*	6,609	152,073
Regeneron Pharmaceuticals, Inc.*	364	220,286
REGENXBIO, Inc.*	5,970	250,262
Relay Therapeutics, Inc.*	6,740	212,512
Replimune Group, Inc.*	6,675	197,847
ResMed, Inc.	860	226,653
REVOLUTION Medicines, Inc.*	7,331	201,676
Royalty Pharma PLC - Class A	5,357	193,602
Rubius Therapeutics, Inc.*	9,381	167,732
Sage Therapeutics, Inc.*	4,450	197,180
Sana Biotechnology, Inc.*	12,111	272,740
Seagen, Inc.*	1,491	253,172
Seer, Inc.*	7,760	267,953
Select Medical Holdings Corp.	5,496	198,790
Shattuck Labs, Inc.*	9,607	195,791
SI-BONE, Inc.*	7,443	159,429
Silk Road Medical, Inc.*	4,880	268,546
Silverback Therapeutics, Inc.*	7,155	71,407
Simulations Plus, Inc.	4,870	192,365
Sorrento Therapeutics, Inc.*	27,112	206,865
Stoke Therapeutics, Inc.*	6,505	165,487
Supernus Pharmaceuticals, Inc.*	8,130	216,827
Tabula Rasa HealthCare, Inc.*	4,584	120,147
TG Therapeutics, Inc.*	5,767	191,926
TransMedics Group, Inc.*	6,918	228,917
Treace Medical Concepts, Inc.*	7,874	211,811
Twist Bioscience Corp.*	1,901	203,350
Ultragenyx Pharmaceutical, Inc.*	2,534	228,541
United Therapeutics Corp.*	1,166	215,220
UnitedHealth Group, Inc.	511	199,668
Universal Health Services, Inc. - Class B	1,402	193,995
Vanda Pharmaceuticals, Inc.*	11,097	190,203
Vaxart, Inc.*	30,587	243,167
Vaxcyte, Inc.*	10,479	265,852
Veeva Systems, Inc. - Class A*	686	197,685
Veracyte, Inc.*	5,844	271,454
ViewRay, Inc.*	32,682	235,637
Vir Biotechnology, Inc.*	5,920	257,638

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Health Care — 29.9% (Continued)
Xencor, Inc.*	6,581	$214,935
Y-mAbs Therapeutics, Inc.*	6,889	196,612
Zentalis Pharmaceuticals, Inc.*	4,543	302,746
Zogenix, Inc.*	12,009	182,417
Zynex, Inc.*	14,136	161,009
Total Health Care		34,842,257

Industrials — 4.8%
AAON, Inc.	3,522	230,127
Air Lease Corp.	5,174	203,545
Ameresco, Inc. - Class A*	3,495	204,213
API Group Corp.*	10,557	214,835
Axon Enterprise, Inc.*	1,237	216,500
Blink Charging Co.*	6,854	196,093
Bloom Energy Corp. - Class A*	10,403	194,744
Cimpress PLC*	1,928	167,408
Clean Harbors, Inc.*	2,342	243,264
Colfax Corp.*	4,816	221,054
Construction Partners, Inc. - Class A*	6,931	231,287
Copart, Inc.*	1,539	213,490
CoStar Group, Inc.*	2,459	211,622
Desktop Metal, Inc. - Class A*	22,892	164,136
FedEx Corp.	725	158,985
Forward Air Corp.	2,418	200,742
Hyliion Holdings Corp.*	21,888	183,859
Insperity, Inc.	2,289	253,484
Lyft, Inc. - Class A*	3,923	210,234
MasTec, Inc.*	2,115	182,482
PGT Innovations, Inc.*	9,672	184,735
Plug Power, Inc.*	8,018	204,780
Sunrun, Inc.*	4,558	200,552
TransDigm Group, Inc.*	337	210,480
TriNet Group, Inc.*	2,956	279,578
TuSimple Holdings, Inc. - Class A*	4,473	166,082
Vicor Corp. *	2,018	270,735
Total Industrials		5,619,046

Information Technology — 25.8%
3D Systems Corp.*	7,874	217,086
908 Devices, Inc.*	6,750	219,510
Adobe, Inc. *	354	203,805
Aeva Technologies, Inc.*	22,046	175,045
Akamai Technologies, Inc.*	1,844	192,864
Alarm.com Holdings, Inc.*	2,652	207,360
Alkami Technology, Inc.*	6,658	164,319
Altair Engineering, Inc. - Class A*	3,239	223,297
Alteryx, Inc. - Class A*	2,794	204,241
Ambarella, Inc.*	2,264	352,595
Analog Devices, Inc.	1,312	219,734

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Information Technology — 25.8% (Continued)
Appfolio, Inc. - Class A*	1,594	$191,918
Appian Corp.*	1,855	171,606
Arista Networks, Inc.*	583	200,342
Asana, Inc. - Class A*	3,228	335,196
Atlassian Corp PLC - Class A*	828	324,096
Avalara, Inc.*	1,466	256,213
Bentley Systems, Inc. - Class B	3,594	217,940
Bill.com Holdings, Inc.*	1,195	319,005
Blackline, Inc.*	1,962	231,634
Box, Inc. - Class A*	9,153	216,652
C3.ai, Inc. - Class A*	4,110	190,457
Cadence Design Systems, Inc.*	1,561	236,398
Calix, Inc.*	5,073	250,758
CEVA, Inc.*	4,950	211,217
Ciena Corp.*	3,801	195,181
Cloudflare, Inc. - Class A*	2,091	235,551
CMC Materials, Inc.*	1,496	184,352
Cornerstone OnDemand, Inc.*	4,288	245,531
Corsair Gaming, Inc.*	7,094	183,947
Crowdstrike Holdings, Inc. - Class A*	861	211,617
Datadog, Inc. - Class A*	2,075	293,301
Dell Technologies, Inc. - Class C*	2,293	238,564
Domo, Inc. - Class B*	2,695	227,566
Dropbox, Inc. - Class A*	7,167	209,420
Dynatrace, Inc.*	3,688	261,737
EchoStar Corp. - Class A*	9,526	243,008
Elastic NV*	1,543	229,892
Enphase Energy, Inc.*	1,299	194,811
Envestnet, Inc.*	2,931	235,183
EPAM Systems, Inc.*	399	227,622
Euronet Worldwide, Inc.*	1,618	205,939
Evo Payments, Inc. - Class A*	7,318	173,290
ExlService Holdings, Inc.*	1,975	243,162
Fabrinet *	2,352	241,104
Fastly, Inc. - Class A*	4,373	176,844
First Solar, Inc.*	2,508	239,414
FleetCor Technologies, Inc.*	836	218,422
Fortinet, Inc.*	838	244,730
Globant SA*	983	276,233
Guidewire Software, Inc.*	1,985	235,957
HubSpot, Inc.*	390	263,675
Impinj, Inc.*	4,925	281,365
Insight Enterprises, Inc.*	2,223	200,248
Intuit, Inc.	427	230,371
IPG Photonics Corp.*	1,034	163,786
JFrog Ltd.*	4,987	167,064
Juniper Networks, Inc.	7,650	210,528
LivePerson, Inc.*	3,850	226,958
Manhattan Associates, Inc.*	1,538	235,360

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Information Technology — 25.8% (Continued)
MaxLinear, Inc.*	5,267	$259,400
Medallia, Inc.*	7,024	237,903
MicroStrategy, Inc. - Class A*	397	229,625
Mimecast Ltd.*	3,984	253,382
Momentive Global, Inc.*	10,531	206,408
Monolithic Power Systems, Inc.	566	274,329
nCino, Inc.*	3,375	239,726
NETGEAR, Inc.*	5,691	181,600
NetScout Systems, Inc.*	7,343	197,894
New Relic, Inc.*	3,363	241,363
nLight, Inc.*	6,801	191,720
NVIDIA Corp.	1,132	234,505
Okta, Inc.*	904	214,555
ON24, Inc.*	6,078	121,195
Oracle Corp.	2,490	216,954
OSI Systems, Inc.*	2,198	208,370
PagerDuty, Inc.*	5,639	233,567
Palantir Technologies, Inc. - Class A*	10,001	240,424
Palo Alto Networks, Inc.*	554	265,366
Paychex, Inc.	1,906	214,330
Paycom Software, Inc.*	580	287,535
Paylocity Holding Corp.*	1,131	317,132
PC Connection, Inc.	4,906	216,011
PDF Solutions, Inc.*	12,050	277,632
Pegasystems, Inc.	1,634	207,681
Photronics, Inc.*	16,504	224,950
Ping Identity Holding Corp.*	9,633	236,683
Power Integrations, Inc.	2,686	265,887
PROS Holdings, Inc.*	4,897	173,746
Pure Storage, Inc. - Class A*	11,909	299,630
Q2 Holdings, Inc.*	2,200	176,308
QAD, Inc. - Class A	2,475	216,290
Rapid7, Inc.*	2,128	240,507
Repay Holdings Corp.*	8,877	204,437
RingCentral, Inc. - Class A*	798	173,565
Sailpoint Technologies Holdings, Inc.*	4,599	197,205
salesforce.com, Inc.*	1,278	346,619
Sanmina Corp.*	5,637	217,250
ServiceNow, Inc.*	385	239,574
Shift4 Payments, Inc. - Class A*	2,326	180,312
Silicon Laboratories, Inc.*	1,488	208,558
SiTime Corp.*	1,849	377,510
Smartsheet, Inc. - Class A*	3,042	209,350
Snowflake, Inc. - Class A*	855	258,578
Sprout Social, Inc. - Class A*	2,600	317,070
Square, Inc. - Class A*	913	218,974
SS&C Technologies Holdings, Inc.	2,902	201,399
StoneCo Ltd. - Class A*	3,687	128,013
Sumo Logic, Inc.*	11,063	178,336

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Information Technology — 25.8% (Continued)
Super Micro Computer, Inc.*	6,215	$227,283
Switch, Inc. - Class A	10,343	262,609
Synopsys, Inc.*	773	231,444
Tenable Holdings, Inc.*	5,415	249,848
Trade Desk, Inc./The - Class A*	2,983	209,705
TTEC Holdings, Inc.	2,122	198,471
Twilio, Inc. - Class A*	586	186,963
Ubiquiti, Inc.	722	215,640
Unity Software, Inc.*	2,219	280,149
Universal Display Corp.	1,028	175,747
Upland Software, Inc.*	5,672	189,672
Varonis Systems, Inc.*	3,837	233,481
Verint Systems, Inc.*	5,104	228,608
VeriSign, Inc.*	937	192,094
Viasat, Inc.*	4,446	244,841
Vonage Holdings Corp.*	15,571	251,005
Wix.com Ltd.*	772	151,289
Workday, Inc. - Class A*	939	234,647
Workiva, Inc.*	1,829	257,816
Yext, Inc.*	17,042	205,015
Zendesk, Inc.*	1,580	183,896
Zoom Video Communications, Inc. - Class A*	602	157,423
Zscaler, Inc.*	979	256,713
Zuora, Inc. - Class A*	13,255	219,768
Total Information Technology		30,088,506

Materials — 0.9%
Element Solutions, Inc.	9,095	197,180
MP Materials Corp.	6,231	200,825
PureCycle Technologies, Inc.	13,014	172,826
Ranpak Holdings Corp.*	8,800	236,016
Steel Dynamics, Inc.	3,485	203,803
Zymergen, Inc.*	6,137	80,824
Total Materials		1,091,474

Utilities — 0.2%
Sunnova Energy International, Inc.*	6,391	210,520
Total Utilities		210,520

Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust	9,987	203,835
Agree Realty Corp.	2,924	193,657
Alexandria Real Estate Equities, Inc.	1,121	214,189
American Campus Communities, Inc.	4,274	207,075
American Finance Trust, Inc.	25,085	201,683
Apple Hospitality REIT, Inc.	14,401	226,528
Armada Hoffler Properties, Inc.	15,905	212,650
Brandywine Realty Trust	15,305	205,393
Camden Property Trust	1,501	221,352

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Real Estate Investment Trusts (REITs) — 7.8% (Continued)
Community Healthcare Trust, Inc.	4,355	$196,802
DiamondRock Hospitality Co. *	22,965	217,019
EPR Properties	3,985	196,779
Equity Residential	2,580	208,774
Essex Property Trust, Inc.	657	210,069
eXp World Holdings, Inc.	6,433	255,840
Extra Space Storage, Inc.	1,243	208,812
First Industrial Realty Trust, Inc.	3,955	205,976
GEO Group Inc/The	32,048	239,399
Gladstone Commercial Corp.	9,459	198,923
Gladstone Land Corp.	8,947	203,723
Healthcare Trust of America, Inc. - Class A*	7,783	230,844
Hudson Pacific Properties, Inc.	7,716	202,699
Innovative Industrial Properties, Inc.	1,053	243,422
Invitation Homes, Inc.	5,391	206,637
iStar, Inc.	9,184	230,335
Kilroy Realty Corp.	3,041	201,345
Kimco Realty Corp.	10,133	210,260
Macerich Co/The	12,193	203,745
Marcus & Millichap, Inc.*	5,889	239,211
Medical Properties Trust, Inc.	10,552	211,779
Monmouth Real Estate Investment Corp.	11,184	208,582
National Health Investors, Inc.	3,201	171,254
National Storage Affiliates Trust	4,022	212,321
Pebblebrook Hotel Trust	9,364	209,847
Rexford Industrial Realty, Inc.	3,627	205,832
RLJ Lodging Trust	14,860	220,820
SBA Communications Corp.	646	213,548
SL Green Realty Corp.	2,777	196,723
STAG Industrial, Inc.	5,417	212,617
STORE Capital Corp.	5,961	190,931
Terreno Realty Corp.	3,212	203,095
UMH Properties, Inc.	9,364	214,436
Vornado Realty Trust	4,720	198,287
Total Real Estate Investment Trusts (REITs)		9,067,048

Total Common Stocks (Cost — $99,001,518)		$116,239,246

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Continued) September 30, 2021

Security Description	Shares	Value
Exchange-Traded Fund — 0.2%
Invesco Russell 1000 Equal Weight ETF	6,000	$267,900
Total Exchange Traded Fund (Cost — $269,679)		$267,900

Short-Term Investment — 0.1%
First American Government Obligations Fund - Class X — 0.03% (a)	103,654	$103,654
Total Short Term Investment (Cost — $103,654)		$103,654

Total Investments — 100.1% (Cost — $99,374,851)		116,610,800
Liabilities in Excess of Other Assets — (0.1%)		(102,922)
Total Net Assets — 100.0%		$116,507,878

*	Non-income producing security.
(a)	The rate reported is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by First Republic Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statement of Assets and Liabilities September 30, 2021

Assets:
Investments in securities at value (cost $99,374,851)	$116,610,800
Receivables:
Fund shares sold	82,661
Dividends and interest	46,052
Prepaid expenses	17,600
Total assets	116,757,113

Liabilities:
Payables:
Investment securities purchased	153,733
Due to Investment Adviser	11,682
Accrued other expenses and other liabilities	83,820
Total liabilities	249,235

Net Assets	$116,507,878

Components of Net Assets:
Paid-in capital	$92,530,461
Total distributable earnings	23,977,417
Net Assets	$116,507,878

Net Assets	$116,507,878
Shares Outstanding (unlimited number of shares authorized, no par value)	5,364,472
Net asset value, offering and redemption price per share *	$21.72
Maximum Public Offering Price (based on maximum initial sales charge of 1.00%)	$21.94

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statement of Operations For the Year Ended September 30, 2021

Investment Income:
Dividend income	$581,570
Total investment income	581,570

Expenses:
Advisory fees (Note 3)	234,651
Administration and fund accounting fees (Note 3)	148,656
Custody fees (Note 3)	103,610
Transfer agent fees and expenses (Note 3)	48,823
Registration fees	42,189
Fees recaptured by Adviser (Note 3)	36,972
Legal fees	28,776
Audit fees	15,681
Trustees’ fees (Note 3)	15,560
Compliance fees (Note 3)	15,040
Shareholder reporting fees	10,625
Service fees	8,707
Miscellaneous expenses	6,854
Insurance expenses	1,560
Interest expenses	138
Total expenses	717,842
Less: Expense waived and reimbursed by the Adviser (Note 3)	(248,402)
Net expenses	469,440
Net investment income	112,130

Realized and Unrealized Gain on Investments
Net realized gain on investments	8,147,744
Net change in unrealized appreciation on investments	14,977,253
Net realized and unrealized gain on investments	23,124,997

Net increase in Net Assets Resulting from Operations	$23,237,127

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statements of Changes in Net Assets

	For the Year ended September 30, 2021	For the Period ended September 30, 2020*
Operations:
Net investment income	$112,130	$26,606
Net realized gain on investments	8,147,744	1,320
Net change in unrealized appreciation on investments	14,977,253	2,258,696
Net increase in net assets resulting from operations	23,237,127	2,286,622

Net Distributions to shareholders	(1,546,332)	—

Capital Transactions:
Proceeds from shares sold	48,704,008	50,555,824
Reinvestment of distributions	482,679	—
Cost of shares repurchased	(6,702,522)	(520,140)
Redemption fees	5,411	5,201
Net increase in net assets from capital transactions	42,489,576	50,040,885
Total Increase in Net Assets	64,180,371	52,327,507

Net Assets:
Beginning of period	52,327,507	—
End of period	$116,507,878	$52,327,507

Capital Share Transactions:
Shares sold	2,362,319	3,351,854
Shares reinvested	24,501	—
Shares repurchased	(340,209)	(33,993)
Net increase in shares outstanding	2,046,611	3,317,861

*	Commencement of operations on July 28, 2020

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Financial Highlights
For a capital share outstanding throughout each period presented:

	For the Year ended September 30, 2021	For the Period ended September 30, 2020*
Net Asset Value, Beginning of Period	$15.77	$15.00

Income from Investment Operations:
Net investment income (1)	0.03	0.01
Net realized and unrealized gain on investments	6.33	0.76
Total Income from Investment Operations	6.36	0.77

Redemption Fee Proceeds (1)	0.00 (2)	0.00	(2)

Less Distributions:
Net investment income	(0.07)	—
Net realized gain on investments	(0.34)	—
Total Distributions	(0.41)	0.00

Net Asset Value, End of Period	$21.72	$15.77

Total Return	40.62%	5.13	%(3)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$116,508	$52,328
Ratio of expenses to average net assets
Before fees waived or reimbursed by the Adviser	0.76%	1.10	%(4)
After fees waived or reimbursed by the Adviser	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets
Before fees waived or reimbursed by the Adviser	-0.14%	-0.30	%(4)
After fees waived or reimbursed by the Adviser	0.12%	0.30	%(4)
Portfolio turnover rate	75%	0	%(3)(5)

*	Commencement of operations on July 28, 2020.

(1)	Per share amounts have been calculated using average shares method.

(2)	Amount represents less than $0.01 per share.

(3)	Not Annualized.

(4)	Annualized.

(5)	Amount represents less than 1%.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Notes to Financial Statements September 30, 2021

Note 1 – Organization

FRC Founders Index Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. First Republic Investment Management, Inc. (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was July 28, 2020. The investment objective of the Fund seeks to provide investment results that track the total return performance, before fees and expenses, of the First Republic Founders IndexSM (the “Index”).

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at Net Asset Value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -

quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

FRC Founders Index FundSM Notes to Financial Statements (Continued) September 30, 2021

Level 2 -

observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$116,239,246	$—	$—	$116,239,246
Exchange-Traded Fund	267,900	—	—	267,900
Short-Term Investment	103,654	—	—	103,654
Total	$116,610,800	$—	$—	$116,610,800

See the Schedule of Investments for further detail of investment classifications.

(b) Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Trust-level expenses are allocated across the series of the Trust.

(c) Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the year ended September 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

FRC Founders Index FundSM Notes to Financial Statements (Continued) September 30, 2021

(e) REIT distributions – The character of distributions received from Real Estate Investment Trusts (‘’REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.25%. The Adviser has voluntarily waived the advisory fee until at least January 2022. The Adviser has voluntarily waived $234,651 during the year ended September 30, 2021, which is not subject to recapture. Additionally, the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses in order to limit the Total Annual Fund Operating Expenses to 0.50% of average daily net assets of the Fund shares. The Adviser has contractually waived $13,751 during the year ended September 30, 2021.

The Adviser is permitted to recapture amounts waived under the contractual expense limitation and/or reimbursed to a Fund within three years if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect. The Adviser has recaptured $36,972 of previously waived expenses as economies of scale were realized during the year ended September 30, 2021.

At September 30, 2021, the amount reimbursed by the Adviser and subject to potential recapture by years were as follows:

Amount	Expiration
$7,537	September 30, 2024
$7,537

The Board has approved, upon request from the Adviser, the termination of the contractual expense limitation effective January 31, 2022.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as

FRC Founders Index FundSM Notes to Financial Statements (Continued) September 30, 2021

the Fund’s distributor and principal underwriter. For the year ended September 30, 2021, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and fund accounting	$148,656
Compliance Services	15,040
Custody	103,610
Transfer Agency	48,823

At September 30, 2021, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and fund accounting	$26,204
Compliance Services	2,503
Custody	16,660
Transfer Agency	8,302

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

There is a maximum initial sales charge of 1.00% for the Fund. The sales charge imposed on purchases will not be charged to investors who have opened an account directly with the Adviser.

The Independent Trustees were paid $15,560 for their services and reimbursement of travel expenses during the year ended September 30, 2021. The Fund pays no compensation to the Interested Trustees or officers of the Trust.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2021, Pershing LLC held approximately 99.7%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

Note 5 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the year ended September 30, 2021, were as follows:

Purchases	$110,787,986
Sales	$69,192,483

FRC Founders Index FundSM Notes to Financial Statements (Continued) September 30, 2021

Note 6 – Federal Income Tax Information

At September 30, 2021, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, and the distributable earnings were as follows:

Tax Cost of Investments	$100,112,262
Unrealized Appreciation	25,699,559
Unrealized Depreciation	(9,201,021)
Net Unrealized Appreciation on Investments	16,498,538
Undistributed Short-Term Gain	7,331,095
Undistributed Long-Term Gain	147,784
Total Distributable Earnings	$23,977,417

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

The tax character of distributions paid during the year/period ended September 30, 2021 and September 30, 2020 were as follows:

	Year Ended September 30, 2021	Period Ended September 30, 2020
Distributions Paid From:
Ordinary Income	$1,544,649	$—
Long-Term Capital Gains	1,683	—
Total Distributions Paid	$1,546,332	$—

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2021, the Fund had no late-year or post-October losses.

At September 30, 2021, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Note 7 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

FRC Founders Index FundSM Notes to Financial Statements (Continued) September 30, 2021

Note 8 – Redemption Fees

The Fund charges a 1.00% redemption fee on the redemption of shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to the Statements of Changes in Net Assets for fees recognized.

Note 9 – Line of Credit

The Fund has access to a $10 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the year ended September 30, 2021, was as follows:

Maximum Available Credit	$10,000,000
Largest Amount Outstanding on an Individual Day	118,000
Average Daily Loan Outstanding	48,424
Interest Expense – 33 days	$138
Loan Outstanding as of September 30, 2021	$—
Average Interest Rate	3.25%

Note 10 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to September 30, 2021 through the date the financial statements have been issued. See Note 3 for changes to the Fund’s Operating Expense Limitation Agreement.

Note 11 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

FRC Founders Index FundSM Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of FRC Founders Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of FRC Founders Index Fund, a series of shares of beneficial interest in Trust for Advised Portfolios (the “Fund”), including the schedule of investments, as of September 30, 2021, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 28, 2020 (commencement of operations) through September 30, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, and the results of its operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 28, 2020 through September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2010.

Philadelphia, Pennsylvania
November 24, 2021

FRC Founders Index FundSM Additional Information (Unaudited) September 30, 2021

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-928-0298 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Tax Information

For the fiscal year ended September 30, 2021, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 5.68%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was 5.67%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 82.93%.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program. The Fund’s Board has designated a Liquidity Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund’s liquidity risk, which is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in a Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means.

The Fund’s Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No liquidity events impacting the Fund were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

FRC Founders Index FundSM Additional Information (Unaudited) (Continued) September 30, 2021

Approval of Investment Advisory Agreement

At a meeting held on August 12-13, 2021, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the investment advisory agreement (“Advisory Agreement”) with First Republic Investment Management, Inc. (“Adviser”) for the FRC Founders Index Fund (“Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record and its disaster recovery/business continuity plan, including how the Adviser has operated through the COVID-19 pandemic. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the year, it met with the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under

FRC Founders Index FundSM Additional Information (Unaudited) (Continued) September 30, 2021

the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●

In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group and relevant benchmark indexes. The Board considered that the Fund had underperformed relative to its peer group median and average for the year-to-date period. The Board also considered that as of June 30, 2021, the Fund had less than one-year of operations.

●

The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain annual expense caps for the Fund. The Board noted that the Fund’s advisory fee was lower and net expense ratio was higher than the peer group median and average. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser was within the range of advisory fees charged to comparable funds and concluded that such fee was fair and reasonable.

●

The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the financial information that was provided in the August meeting materials and took into account both the direct and indirect benefits to the Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

FRC Founders Index FundSM Trustees and Officer Information (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Retired.	1	The Bancorp, Inc. (2013 to present); Insurance Acquisition Corp II (2020 to present); Regatta Loan Management LLC (2015 to present).
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	1	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	1	None
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	1	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee since 2018; Chairman Since 2018; President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	1	None

FRC Founders Index FundSM Trustees and Officer Information (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 - present); Associate, Legal & Compliance, PIMCO (2012-2018)

(1)

Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

(2)

The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)

Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that he is an interested person of U.S. Bancorp Fund Services, LLC, the Fund’s administrator, fund accountant, and transfer agent.

The Fund’s Statement of Additional Information (“SAI”) includes information about the Fund’s Trustees and is available without charge, upon request, by calling 1-888-928-0298.

FRC Founders Index FundSM Privacy Notice

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
First Republic Investment Management, Inc.
111 Pine Street
San Francisco, California 94111

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Chrystal, Harry E. Resis, and Brian S. Ferrie are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FRC Founders Index Fund

	FYE 09/30/2021	FYE 09/30/2020
(a) Audit Fees	$13,400	$10,050
(b) Audit-Related Fees	None	None
(c) Tax Fees	$2,100	$2,100
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FRC Founders Index Fund

	FYE 09/30/2021	FYE 09/30/2020
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

FRC Founders Index Fund

Non-Audit Related Fees	FYE 09/30/2021	FYE 09/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	12/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	12/7/2021

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	12/7/2021